Goodwill - Sensitivity to Change in Assumptions (Details) shares in Millions, $ in Billions	Jan. 21, 2021 USD ($) shares	Dec. 31, 2020 item	Dec. 31, 2019 item
Qualtrics International Inc.,Wilmington, DE, United States
Sensitivity to Change in Assumptions
Market capitalization | $	$ 20
Number of shares outstanding | shares	511
Budgeted revenue growth (change in pp) | Services
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)		(0.6)
Budgeted revenue growth (change in pp) | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)		(4.1)
Budgeted revenue growth (change in pp) | Qualtrics
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent) | item		(2.3)	(1.6)
Target operating margin at the end of the budgeted period | Services
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)		(2)
Target operating margin at the end of the budgeted period | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)		(26)